Document and Entity Information	Aug. 31, 2020
Cover [Abstract]
Entity Registrant Name	RENASANT CORP
Amendment Flag	false
Entity Central Index Key	0000715072
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Incorporation State Country Code	MS
Entity File Number	001-13253
Entity Tax Identification Number	64-0676974
Entity Address, Address Line One	209 Troy Street
Entity Address, City or Town	Tupelo
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	38804-4827
City Area Code	(662)
Local Phone Number	680-1001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $5.00 par value per share
Trading Symbol	RNST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false